Employee Benefits (Summary of Employee Benefit Plans Expenses) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of defined benefit plans [line items]
Defined Benefit Plan Expenses	$ 205	$ 183	$ 487	$ 420
Principal Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	54	62	108	124
Net interest cost (income) on net defined benefit liability (asset)	(21)	(25)	(41)	(50)
Interest cost on asset limitation and minimum funding requirement	3	5	6	10
Past service cost	35	0	35	0
Defined benefit administrative expenses	2	3	4	5
Defined Benefit Plan Expenses	73	45	112	89
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	1	1	2	2
Net interest cost (income) on net defined benefit liability (asset)	5	5	10	10
Interest cost on asset limitation and minimum funding requirement	0	0	0	0
Past service cost	0	0	0	0
Defined benefit administrative expenses	0	0	0	0
Defined Benefit Plan Expenses	6	6	12	12
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	4	4	8	8
Net interest cost (income) on net defined benefit liability (asset)	6	5	12	11
Interest cost on asset limitation and minimum funding requirement	1	1	2	2
Past service cost	0	0	0	0
Defined benefit administrative expenses	1	2	2	3
Defined Benefit Plan Expenses	$ 12	$ 12	$ 24	$ 24